Revenue and contract liabilities (Details Narrative) - CNY (¥)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
Contract with customer, liability, revenue recognized	¥ 279,000	¥ 27,262,000
Remaining performance obligations	¥ 16,122,000